Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 01, 2020	Dec. 01, 2020	Dec. 27, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Payment (Details) [Line Items]
Fair value				$ 2.5	$ 2.5	$ 2.5
Shares issued (in Shares)				140,135
Estimated Fair Value (in Dollars)				$ 104
Description of warrants grant		On December 1, 2020, the Company issued 5,000 warrants to a certain service provider, which can be exercised into 5,000 ADSs (50,000 ordinary shares) using a cashless mechanism. The exercise price of the warrants is $10.15 per ADS, they vest 50% upon issuance and 50% following 6 months from the date of grant, and their expiration date is 3 years from the date of issuance. As of December 31, 2022, no warrants were exercised.
Fair value of warrants (in Dollars)	$ 37			$ 53
Expected volatility rate				69.28%	104.07%
Risk-free interest rate				4.39%	0.83%
Expected term	2 years 11 months 1 day
Description of warrants grant			On December 27, 2021, the Company issued 10,000 fully vested warrants to a certain service provider, which can be exercised into 10,000 ADSs (100,000 ordinary shares) within 5 years from the date of grant. 5,000 warrants can be exercised at a price of $12.5 per warrants, and additional 5,000 warrants can be exercise in an exercise price of $20.0 per warrant. As of December 31, 2022, no warrants were exercised.
Expected volatility				104.71%
Risk free interest rate				1.42%
Description of warrants grant				1 year 5 months 4 days	2 years 5 months 4 days
Warrant reserve [member]
Share Based Payment (Details) [Line Items]
Description of warrants grant				5 years
Minimum [Member]
Share Based Payment (Details) [Line Items]
Expected volatility rate				69.93%	99.93%
Risk-free interest rate				4.11%	0.95%
Description of warrants grant				11 months 1 day	2 years 10 months 9 days
Exercise price of option				$ 0
Maximum [Member]
Share Based Payment (Details) [Line Items]
Expected volatility rate				98.87%	101.72%
Risk-free interest rate				4.73%	1.15%
Description of warrants grant				3 years 4 months 20 days	3 years 9 months
Exercise price of option				$ 1.89
Black-Scholes [Member]
Share Based Payment (Details) [Line Items]
Expected volatility rate	116.10%
Risk-free interest rate	0.22%